Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule Of Accounts Receivable and Other Current Assets

($ millions)	2024	2023
Trade accounts receivable	1,009	890
Unbilled accounts receivable	738	727
Allowance for credit losses	(78)	(68)
	1,669	1,549
Income tax receivable	—	78
Other (1)	217	191
	1,886	1,818
(1)    Consists mainly of customer billings for non-core services, gas mitigation costs and collateral deposits for gas purchases, and the fair value of derivative instruments (Note 26)

Schedule of Allowance for Credit Losses
The allowance for credit losses changed as follows.

($ millions)	2024	2023
Balance, beginning of year	(68)	(58)
Credit loss expensed	(30)	(33)
Credit loss deferral	(31)	(13)
Write-offs, net of recoveries	55	35
Foreign exchange	(4)	1
Balance, end of year	(78)	(68)

See Note 26 for disclosure on the Corporation's credit risk.